Exploration & Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration Evaluation Assets
Schedule of Exploration & Evaluation Assets

	Unproved properties	Unproven properties
	Turkey	Bulgaria	Total
As at January 1, 2021	$-	$3,122,443	$3,122,443
Currency translation adjustment		(6,297)	(6,297)
As at December 31, 2021	$-	$3,116,146	$3,116,146
Impairment	-	(3,101,343)	(3,101,343)
Currency translation adjustment	-	(14,803)	(14,803)
As at December 31, 2022 and 2023	$-	$-	$-